Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
23.
Finance income and finance costs

Recognized in income or loss:

Costs (income)	2025	2024
Interest expense on long-term debt and amortization
of deferred financing fees	119,345	127,062
Interest expense on lease liabilities	26,509	24,904
Interest income	(1,795)	(7,723)
Net change in fair value and accretion expense
of contingent considerations	(517)	(6,037)
Net foreign exchange loss	380	3,786
Other financial expenses	16,034	16,247
Net finance costs	159,956	158,239
Presented as:
Finance income	(2,312)	(13,760)
Finance costs	162,268	171,999